UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:         7/31
Date of reporting period:    10/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2007

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 141.4% (86.1% of Total Investments) (4)

	Aerospace & Defense – 0.8% (0.5% of Total Investments)

$669	Dubai Aerospace, Term Loan	7.803%	7/23/09	BB-	$668,638
757	Dubai Aerospace, Term Loan B-1	8.933%	7/23/14	BB-	757,941
573	Dubai Aerospace, Term Loan B-2	8.933%	7/23/13	BB-	573,835
1,150	Transdigm Inc. Term Loan B	7.200%	6/23/13	BB-	1,133,829

3,149	Total Aerospace & Defense				3,134,243

	Airlines – 3.4% (2.1% of Total Investments)

1,995	Delta Air Lines Inc., Term Loan	8.082%	4/30/14	B	1,980,394
4,950	Northwest Airlines Inc., Term Loan	7.030%	8/01/13	BB	4,774,686
6,468	United Air Lines Inc., Term Loan B	7.001%	2/01/14	BB-	6,212,393

13,413	Total Airlines				12,967,473

	Auto Components – 2.2% (1.4% of Total Investments)

1,452	Accuride Corporation, Term Loan B	7.125%	1/31/12	BB-	1,424,535
5,485	Federal-Mogul Corporation, Revolver, (5) (6)	6.279%	2/05/05	N/R	5,157,566
1,988	Lear Corporation, Term Loan	7.789%	4/25/12	BB-	1,958,456

8,925	Total Auto Components				8,540,557

	Building Products – 7.0% (4.3% of Total Investments)

1,759	Atrium Companies Inc. Term Loan	8.529%	5/31/12	BB-	1,632,034
3,000	Building Materials Corporation of America, Second Lien Term Loan	10.813%	9/15/14	Caa1	2,524,500
4,963	Building Materials Corporation of America, Term Loan	7.937%	2/22/14	BB	4,531,913
9,700	Nortek, Inc., Term Loan B	7.055%	8/27/11	Ba2	9,506,000
2,923	Stile Acquisition Corporation, Canadian Term Loan	7.115%	4/05/13	BB	2,753,062
2,927	Stile Acquisition Corporation, U.S. Term Loan	7.115%	4/05/13	BB	2,757,752
2,970	TFS Acquisition, Term Loan	8.698%	8/11/13	B+	2,925,450

28,242	Total Building Products				26,630,711

	Capital Markets – 1.4% (0.9% of Total Investments)

2,302	Ameritrade Holdings Corporation, Term Loan B Facility	6.300%	12/31/12	Ba1	2,278,336
480	BNY ConvergEx Group Incremental Delayed Draw Term Loan, (6) (7)	1.500%	7/02/14	B2	(13,209)
2,786	BNY ConvergEx Group Term Loan	8.200%	10/02/13	B2	2,750,893
461	BNY ConvergEx Group Incremental Term Loan	8.200%	7/02/14	B2	454,856

6,029	Total Capital Markets				5,470,876

	Chemicals – 7.7% (4.7% of Total Investments)

3,184	Celanese, Holdings LLC, Term Loan B	6.979%	4/02/14	BB	3,133,588
800	Celanese Holdings, LLC, Credit Linked Deposits	5.124%	4/02/14	BB	787,334
1,837	Foamex LP, Term Loan	7.444%	2/12/13	B+	1,770,971
656	Headwaters Inc., 1st Lien Term Loan	6.900%	4/30/11	BB+	646,406
2,993	Hercules Inc., Term Loan B	6.990%	7/11/13	BB	2,958,834
2,434	Hexion Specialty Chemicals, Term Loan C1	7.500%	5/05/13	Ba3	2,413,652
529	Hexion Specialty Chemicals, Term Loan C2	7.500%	5/05/13	Ba3	524,314
5,349	Huntsman International LLC, Term Loan	6.643%	4/19/14	BB+	5,312,785
1,265	JohnsonDiversey Inc., Delayed Term Loan	7.360%	12/16/10	Ba2	1,251,865
1,462	Lucite International, Term Loan B-1	7.450%	7/07/13	BB-	1,436,812
518	Lucite International, Term Loan B-2	7.450%	7/07/13	BB-	508,725
990	Lyondell Petrochemical Company, Term Loan	6.252%	8/16/13	BB+	986,425
7,800	Rockwood Specialties Group, Inc., Term Loan E	6.460%	7/30/12	BB	7,687,388

29,817	Total Chemicals				29,419,099

	Commercial Services & Supplies – 1.2% (0.7% of Total Investments)

1,235	Allied Waste North America, New Term Loan B	6.552%	3/28/14	BBB-	1,214,126
664	Allied Waste North America LC Facility	6.871%	3/28/14	BBB-	653,208
27	Cenveo Corporation Delayed Term Loan	6.988%	6/21/13	BB	26,762
961	Cenveo Corporation, Term Loan	6.988%	6/21/13	BB	937,345
993	NCO Financial Systems Inc., Term Loan	8.353%	5/15/13	BB-	965,827
1,016	Workflow Holdings Corporation, Term Loan	9.484%	11/30/11	BB-	884,078

4,896	Total Commercial Services & Supplies				4,681,346

	Communications Equipment – 0.8% (0.5% of Total Investments)

2,970	Aspect Software, Term Loan	8.250%	7/11/11	BB-	2,880,900

	Consumer Finance – 0.5% (0.3% of Total Investments)

1,963	Peach Holdings, Term Loan	8.950%	11/30/13	B	1,933,063

	Containers & Packaging – 6.3% (3.9% of Total Investments)

498	Amscan Holdings Inc., Term Loan B	7.563%	5/25/13	B1	482,575
682	Bluegrass Container Company, LLC, Delayed Draw, 1st Lien	7.288%	6/30/13	BB	679,166
3,030	Bluegrass Container Company, LLC, 2nd Lien	9.753%	12/31/13	B	3,051,136
970	Bluegrass Container Company, LLC, Delayed Draw, 2nd Lien	9.753%	12/31/13	B	976,364
2,280	Bluegrass Container Company, LLC, Term Loan B	7.322%	6/30/13	BB	2,269,844
13,670	Graham Packaging Company, L.P., Term Loan B	7.661%	12/13/11	B+	13,432,912
611	Smurfit-Stone Contianer Corporation, Deposit Funded Commitment	7.124%	11/01/10	Ba2	606,439
910	Smurfit-Stone Contianer Corporation, Term Loan B	7.428%	11/01/11	Ba2	902,763
1,309	Smurfit-Stone Contianer Corporation, Term Loan C	7.523%	11/01/11	Ba2	1,298,173
411	Smurfit-Stone Contianer Corporation, Term Loan Tranche C-1	7.188%	11/01/11	Ba2	407,412

24,371	Total Containers & Packaging				24,106,784

	Diversified Consumer Services – 3.1% (1.9% of Total Investments)

258	Laureate Education Inc. Delayed Term Loan, (6) (7)	1.000%	8/17/14	B1	(4,129)
1,742	Laureate Education Inc., Term Loan	8.729%	8/17/14	B1	1,714,065
7,000	Thomson Learning Center, Term Loan	7.950%	7/05/14	B+	6,786,112
3,418	West Corporation, Term Loan	7.273%	10/24/13	BB-	3,357,164

12,418	Total Diversified Consumer Services				11,853,212

	Diversified Telecommunication Services – 7.6% (4.6% of Total Investments)

953	Choice One Communications, Term Loan B	9.250%	6/30/12	B1	943,329
2,985	Crown Castle Operating Company, Term Loan	6.645%	1/26/14	BBB-	2,922,034
1,955	Intelsat Corporation, Term Loan	7.124%	7/01/13	BB+	1,935,942
2,000	Intelsat Corporation, Unsecured Term Loan	7.859%	2/01/14	B	1,982,500
12,885	Intelsat Corporation, Term Loan B	7.124%	12/03/13	BB+	12,754,959
4,533	Level 3 Financing Inc., Term Loan	7.493%	3/13/14	B+	4,425,982
3,960	MetroPCS Wireless Inc., Term Loan	7.579%	11/03/13	Ba3	3,890,251

29,271	Total Diversified Telecommunication Services				28,854,997

	Electric Utilities – 5.0% (3.0% of Total Investments)

8,844	Calpine Corporation DIP	7.448%	3/29/09	N/R	8,769,426
1,111	Calpine Corporation DIP Revolver, (6) (7)	0.250%	3/29/09	N/R	(52,778)
188	MACH Gen LLC, Term Loan Synthetic Letter of Credit	7.200%	2/22/13	B+	181,828
1,799	MACH Gen LLC, Term Loan	7.500%	2/22/14	B+	1,744,489
2,148	Murray Energy Corporation, Term Loan C	14.063%	1/28/11	N/R	2,276,350
2,000	Texas Competitive Electric Holdings, Term Loan B3, WI/DD	TBD	TBD	Ba3	2,000,000
4,000	Texas Competitive Electric Holdings, Term Loan B, WI/DD	TBD	TBD	Ba3	4,001,244

20,090	Total Electric Utilities				18,920,559

	Electronic Equipment & Instruments – 0.5% (0.3% of Total Investments)

1,975	Sensata Technologies B.V., U.S. Term Loan	6.760%	4/27/13	BB	1,926,507

	Energy Equipment & Services – 0.3% (0.1% of Total Investments)

998	Petroleum Geo-Services, Term Loan	6.950%	7/01/12	Ba2	981,706

	Food Products – 1.0% (0.6% of Total Investments)

366	Dole Foods Company Inc., Deposit-Funded Commitment	7.290%	4/12/13	BB-	355,734
810	Dole Foods Company Inc., Term Loan B	7.572%	4/12/13	BB-	788,394
2,701	Dole Foods Company Inc., Term Loan C	7.415%	4/12/13	BB-	2,627,980

3,877	Total Food Products				3,772,108

	Health Care Equipment & Supplies – 0.8% (0.5% of Total Investments)

1,500	Symbion Healthcare Term Loan A	8.210%	8/01/13	Ba3	1,456,875
1,500	Symbion Healthcare Term Loan B	8.210%	8/01/14	Ba3	1,456,875

3,000	Total Health Care Equipment & Supplies				2,913,750

	Health Care Providers & Services – 8.6% (5.3% of Total Investments)

6,957	HCA, Inc. Term Loan	7.448%	11/18/13	BB	6,809,117
4,975	Health Management Associates Inc., Term Loan	6.942%	2/28/14	Ba2	4,764,943
1,717	HealthSouth Corporation, Term Loan	7.628%	3/10/13	BB-	1,684,474
1,276	IASIS Healthcare LLC, Delayed Term Loan, (6)	5.960%	3/14/14	Ba2	887,694
340	IASIS Healthcare LLC, LC Facility	4.693%	3/14/14	Ba2	325,156
3,714	IASIS Healthcare LLC, Term Loan	7.066%	3/14/14	Ba2	3,550,739
519	LifePoint Hospitals Inc., Term Loan B	7.165%	4/18/12	BB	509,960
14,600	Vanguard Health Holding Company II, LLC, Replacement Term Loan	7.448%	9/23/11	Ba3	14,312,262

34,098	Total Health Care Providers & Services				32,844,345

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,945	Emdeon Business Services Term Loan	5.205%	1/18/13	BB-	1,916,086

	Hotels, Restaurants & Leisure – 8.3% (5.0% of Total Investments)

3,942	24 Hour Fitness Worldwide, Inc., Term Loan B	7.809%	6/08/12	Ba3	3,883,332
488	CBRL Group, Inc., Term Loan B-1	7.431%	4/28/13	BB	476,083
2,963	Cedar Fair LP, Term Loan	6.753%	8/30/12	BB	2,908,805
1,917	Green Valley Ranch Gaming, Term Loan B	7.413%	2/16/14	BB-	1,878,927
3,505	Intrawest Corporation, Term Loan	8.130%	4/24/08	N/R	3,479,180
3,000	Orbitz Worldwide Inc., Term Loan,	8.198%	7/25/14	BB-	2,960,625
1,960	Penn National Gaming, Inc., Term Loan B	6.901%	10/03/12	BBB-	1,950,064
3,557	Travelport, Term Loan	7.448%	8/23/13	BB-	3,492,833
714	Travelport, LC Facility	7.448%	8/23/13	BB-	700,839
1,995	Travelport, Delayed Term Loan	7.448%	8/23/13	BB-	1,958,529
2,000	Venetian Casino Resort, LLC, (Las Vegas Sands, Inc.) Delayed Term Loan, (6) (7)	0.750%	5/23/14	BB	(55,097)
7,980	Venetian Casino Resort, LLC, Term Loan	6.950%	5/23/14	BB	7,760,163

34,021	Total Hotels, Restaurants & Leisure				31,394,283

	Household Durables – 1.6% (1.0% of Total Investments)

6,168	Jarden Corporation, Term Loan	6.948%	1/24/12	BB-	6,056,680

	Household Products – 2.3% (1.4% of Total Investments)

8,786	Prestige Brands, Inc., Term Loan B	7.731%	4/06/11	BB-	8,741,768

	Independent Power Producers & Energy Traders – 1.7% (1.0% of Total Investments)

1,400	NRG Energy Inc., Holdco Term Loan, (6) (7)	0.500%	2/01/13	BB	(27,250)
1,962	NRG Energy Inc., Credit Linked Deposits	6.848%	2/01/13	Ba1	1,924,151
4,714	NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	4,623,223

8,076	Total Independent Power Producers & Energy Traders				6,520,124

	Insurance – 1.6% (1.0% of Total Investments)

993	Affirmative Insurance Holdings Inc., Term Loan	8.549%	1/31/14	B1	947,838
5,394	Conseco, Inc., Term Loan	6.819%	10/10/13	Ba3	5,166,651

6,387	Total Insurance				6,114,489

	Internet Software & Services – 1.0% (0.6% of Total Investments)

3,887	Sabre Group Holdings, Inc., Term Loan	6.960%	9/30/14	B+	3,700,886

	IT Services – 4.2% (2.5% of Total Investments)

995	Attachmate, Term Loan	8.448%	4/13/12	BB-	975,100
4,000	First Data Term Loan, Tranche B	7.960%	9/24/14	BB-	3,856,818
339	Infor Global Solutions, Term Loan Delayed Draw	8.950%	7/28/12	B+	330,943
651	Infor Global Solutions, Term Loan	8.950%	7/28/12	B+	624,549
10,211	SunGard Data Systems Inc., Term Loan B	7.356%	2/28/14	BB+	10,095,338

16,196	Total IT Services				15,882,748

	Leisure Equipment & Products – 1.4% (0.9% of Total Investments)

5,468	Bombardier Recreational Products, Term Loan	7.699%	6/28/13	B+	5,324,810

	Machinery – 1.4% (0.8% of Total Investments)

1,589	Navistar International,Term Loan	8.234%	1/19/12	BB-	1,564,857
578	Navistar International Synthetic Letter of Credit	6.853%	1/19/12	BB-	569,039
1,975	Oshkosh Truck Corporation, Term Loan	7.450%	12/06/13	BBB-	1,946,300
279	Rexnord Corporation, Incremental Term Loan B-2	7.642%	7/19/13	Ba2	277,306
934	Rexnord Corporation, Term Loan B	7.603%	7/19/13	Ba2	930,338

5,355	Total Machinery				5,287,840

	Media – 28.3% (17.2% of Total Investments)

1,965	AMC Entertainment Inc., Term Loan	6.606%	1/28/13	Ba1	1,934,144
998	Canwest Media L.P., Term Loan	7.541%	7/10/15	Ba1	987,525
5,975	Cequel Communications LLC., Term Loan B	7.268%	11/05/13	BB-	5,798,725
3,000	Charter Communications Operating, LLC, Holdco Term Loan	7.698%	3/06/14	B1	2,885,157
7,800	Charter Communications Operating, LLC, Term Loan	6.990%	3/06/14	B+	7,508,799
4,099	Clear Channel Entertainment, Term Loan B	7.950%	6/20/13	Ba3	4,037,851
984	Cumulus Media Inc, Term Loan	7.002%	6/11/14	Ba3	972,718
2,000	HIT Entertainment Inc., Second Lien Term Loan	10.860%	2/26/13	B-	1,910,000
3,920	HIT Entertainment Inc., Term Loan B	7.170%	3/20/12	Ba3	3,846,547
4,963	Idearc Inc., Term Loan	7.200%	11/17/14	BBB-	4,900,211
2,985	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.448%	4/08/12	N/R	2,869,331
3,935	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.448%	4/08/12	N/R	3,782,567
11,902	Nielsen Finance LLC, Term Loan B, DD1	TBD	TBD	Ba3	11,606,554
3,000	NextMedia Operating Inc., Second Lien Term Loan	9.360%	11/15/12	CCC+	2,865,000
3,000	Philadelphia Newspapers, Mezzanine Term Loan	16.500%	6/29/12	N/R	2,610,000
1,912	ProQuest Company, Term Loan B	8.170%	2/09/14	N/R	1,892,550
3,871	Regal Cinemas Corporation, Term Loan	6.698%	10/27/13	Ba2	3,790,999
3,733	Tribune Company, Term Loan	7.744%	6/04/09	BB	3,695,709
14,963	Tribune Company, Term Loan	8.244%	6/04/14	BB	13,930,088
906	Univision Communications, Term Loan, (6) (7)	3.668%	9/29/14	B+	(25,482)
2,000	Univision Communications, Second Lien Term Loan	7.253%	3/29/09	B3	1,987,500
14,497	Univision Communications, Term Loan	7.210%	9/29/14	Ba3	13,762,752
427	Valassis Communications, Inc., Delayed Draw Term Loan, (6) (7)	1.000%	3/02/14	BB	(20,000)
1,432	Valassis Communications, Inc., Term Loan	6.950%	3/02/14	BB	1,365,002
4,810	WMG Acquisition Corp., Term Loan	7.419%	2/28/11	Ba2	4,707,331
4,025	Yell Group, Term Loan	6.753%	10/27/12	N/R	3,978,777

113,102	Total Media				107,580,355

	Metals & Mining – 1.6% (0.9% of Total Investments)

2,528	Amsted Industries Incorporated, Delayed Draw Term Loan	7.266%	4/08/13	BB	2,474,174
3,478	Amsted Industries Incorporated, Term Loan B	7.279%	4/08/13	BB	3,423,457

6,006	Total Metals & Mining				5,897,631

	Oil, Gas & Consumable Fuels – 1.9% (1.2% of Total Investments)

4,000	Callon Petroleum, Term Loan	12.000%	6/30/14	N/R	4,045,000
301	Coffeyville Resources LLC, Letter of Credit	8.481%	12/28/10	B-	298,813
980	Coffeyville Resources LLC., Term Loan D	8.481%	12/28/13	B-	974,533
2,000	El Paso Corporation, Letter of Credit	6.438%	7/31/11	Ba1	1,976,250

7,281	Total Oil, Gas & Consumable Fuels				7,294,596

	Paper & Forest Products – 3.6% (2.2% of Total Investments)

7,860	Georgia-Pacific Corporation, Term Loan B	7.383%	12/20/12	BB+	7,686,659
3,093	Georgia-Pacific Corporation, Term Loan B-2	7.372%	12/20/12	BB+	3,025,228
2,877	Ply Gem Industries Inc., Delayed Term Loan	7.950%	8/15/11	BB-	2,709,140
108	Ply Gem Industries Inc., Canadian Term Loan	7.950%	8/15/11	BB-	101,233

13,938	Total Paper & Forest Products				13,522,260

	Real Estate Investment Trust – 0.2% (0.1% of Total Investments)

993	Landsource Community Development, Term Loan	8.249%	2/27/13	N/R	884,388

	Real Estate Management & Development – 4.9% (3.0% of Total Investments)

4,563	Capital Automotive LP., Term Loan	6.880%	12/15/10	BB+	4,515,178
9,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	9,286,250
5,000	Realogy Corporation, Term Loan, WI/DD	TBD	TBD	BB	4,660,000

19,063	Total Real Estate Management & Development				18,461,428

	Road & Rail – 4.9% (3.0% of Total Investments)

444	Hertz LC Facility	5.238%	12/21/12	BB+	438,353
2,470	Hertz Term Loan	6.871%	12/21/12	BB+	2,436,414
17,674	Swift Transportation, Term Loan	8.375%	5/10/14	BB-	15,619,767

20,588	Total Road & Rail				18,494,534

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

1,985	Freescale Semiconductor, Term Loan	7.330%	11/29/13	Baa3	1,909,703

	Software – 2.7% (1.7% of Total Investments)

6,546	Dealer Computer Service, Term Loan	7.198%	10/26/12	BB	6,404,028
4,000	Dealer Computer Service, Second Lien Term Loan	10.698%	10/26/13	B	4,010,000

10,546	Total Software				10,414,028

	Specialty Retail – 6.5% (3.9% of Total Investments)

511	Blockbuster, Inc., Term Loan A	9.374%	8/20/09	B	509,841
2,028	Blockbuster, Inc., Term Loan B	9.623%	8/20/11	B	2,020,757
970	Burlington Coat Factory Warehouse Corporation, Term Loan	7.760%	5/28/11	B2	912,138
2,853	FGX International Inc., Term Loan B	9.650%	12/09/12	B+	2,767,397
6,803	Michaels Stores Inc., Term Loan	7.619%	10/31/13	B	6,532,228
1,980	Sally Holdings LLC, Term Loan	8.006%	11/16/13	BB-	1,945,350
7,000	TRU 2005 RE Holding CO I, LLC, Term Loan	8.129%	12/08/08	B3	6,935,835
3,000	Toys “R’’ Us, Delaware Inc., Term Loan B	9.760%	7/19/12	BB-	3,015,624

25,145	Total Specialty Retail				24,639,170

	Textiles, Apparel & Luxury Goods – 1.8% (1.1% of Total Investments)

1,745	HanesBrands Inc., Term Loan	6.743%	9/05/13	BB	1,725,695
1,000	HanesBrands Inc., Second Lien Term Loan	8.815%	3/05/14	BB	1,006,874
3,950	Visant Holding Corporation, Term Loan C	7.198%	7/29/10	Ba1	3,922,652

6,695	Total Textiles, Apparel & Luxury Goods				6,655,221

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	7.125%	8/31/11	BB+	1,945,348

	Wireless Telecommunication Services – 1.8% (1.1% of Total Investments)

7,000	Asurion Corporation, Term Loan	8.360%	7/03/14	N/R	6,857,812

$560,113	Total Variable Rate Senior Loan Interests (cost $551,640,432)				537,328,424

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 15.7% (9.6% of Total Investments)

	Diversified Telecommunication Services – 3.2% (2.0% of Total Investments)

$1,500	Intelsat Bermuda Limited, Floating Rate Note, 3.500% plus six-month LIBOR	8.306%	1/15/15	B	$1,530,000
10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.144%	6/15/13	BBB-	10,712,500

11,500	Total Diversified Telecommunication Services				12,242,500

	Health Care Equipment & Supplies – 0.4% (0.2% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	1,458,750

	Health Care Providers & Services – 0.8% (0.5% of Total Investments)

3,000	Community Health Systems, Inc.	8.875%	7/15/15	B-	3,052,500

	Hotels, Restaurants & Leisure – 1.0% (0.6% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority	12.000%	10/15/15	B-	3,880,000

	Media – 4.1% (2.5% of Total Investments)

15,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month	9.306%	4/01/09	B+	15,487,500
	LIBOR, 144A

	Paper & Forest Products – 0.5% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC., Series B	9.125%	8/01/14	B+	2,075,000

	Real Estate Investment Trust – 0.8% (0.5% of Total Investments)

3,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	6.681%	12/01/11	Ba3	3,015,000

	Semiconductors & Equipment – 4.1% (2.5% of Total Investments)

5,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus	10.394%	6/01/13	B	5,125,000
	three-month LIBOR
11,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	7.644%	10/15/13	BB	10,463,750

16,000	Total Semiconductors & Equipment				15,588,750

	Software – 0.3% (0.2% of Total Investments)

1,000	Telcordia Technologies, Floating Rate Note, 3.75% plus three-month LIBOR, 144A	8.644%	7/15/12	B	930,000

	Trading Cos & Distributors – 0.5% (0.3% of Total Investments)

2,000	Penhall International Corporation	12.000%	8/01/14	B-	2,055,000

$59,000	Total Corporate Bonds (cost $59,155,970)				59,785,000

Shares	Description (1)	Value

	Warrants – 0.1% (0.1% of Total Investments)

26,182	Reliant Energy Inc., Warrant Class A	$555,058

	Total Warrants (cost $184,678)	555,058

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.0% (4.2% of Total Investments)

$26,611	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07,	4.300%	11/01/07	$26,611,357
	repurchase price $26,614,536, collateralized by $26,500,000 U.S. Treasury Notes, 4.875%, due 5/31/08, value $27,147,713

	Total Short-Term Investments (cost $26,611,357)			26,611,357

	Total Investments (cost $637,592,437) – 164.2%			624,279,839

	Other Assets Less Liabilities – (1.1)%			(4,148,799)

	Preferred Shares, at Liquidation Value – (63.1)%			(240,000,000)

	Net Assets Applicable to Common Shares – 100%			$380,131,040

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at October 31, 2007. At October 31, 2007, the Fund had unfunded Senior Loan commitments of $6,519,190.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at October 31, 2007.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization.
At October 31, 2007, the cost of investments was $638,192,879.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,877,956
Depreciation	(15,790,996)

Net unrealized appreciation (depreciation) of investments	$(13,913,040)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2007

*	Print the name and title of each signing officer under his or her signature.